Retirement Benefits (Amounts Recognized In Accumulated Other Comprehensive (Income) Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total recognized in accumulated other comprehensive loss	$ 80.1	$ 56.8
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Loss	2.2	4.5	5.0
Prior service cost	(1.0)	(0.7)	(0.9)
Total recognized in accumulated other comprehensive loss	$ 1.2	$ 3.8	$ 4.1